Trade Accounts Receivable (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allowance account for credit losses of financial assets at beginning of period		R$ 271,943
Expected credit losses at beginning of period	R$ 282,382
Additions/ (Reversals)	100,025	107,296
Write offs	(134,183)	(86,519)
Reclassification	(7,510)	(10,338)
Expected credit losses at end of period	240,714	282,382
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allowance account for credit losses of financial assets at beginning of period		119,538
Expected credit losses at beginning of period	133,867
Additions/ (Reversals)	70,627	99,685
Write offs	(120,871)	(85,356)
Reclassification	0
Expected credit losses at end of period	83,623	133,867
Residential Accounts Receivable [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allowance account for credit losses of financial assets at beginning of period		12,532
Expected credit losses at beginning of period	15,324
Additions/ (Reversals)	716	2,792
Write offs	(9,175)
Reclassification	0	0
Expected credit losses at end of period	6,865	15,324
Industrial Accounts Receivable [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allowance account for credit losses of financial assets at beginning of period		9,827
Expected credit losses at beginning of period	13,526
Additions/ (Reversals)	21,172	4,533
Write offs	(4,137)	(834)
Reclassification	0	0
Expected credit losses at end of period	30,561	13,526
C C E E [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allowance account for credit losses of financial assets at beginning of period		119,665
Expected credit losses at beginning of period	119,665
Additions/ (Reversals)	0	0
Write offs	0	0
Reclassification	0	0
Expected credit losses at end of period	119,665	119,665
Gas distribution [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allowance account for credit losses of financial assets at beginning of period		10,381
Expected credit losses at beginning of period	0
Additions/ (Reversals)	7,510	286
Write offs	0	(329)
Reclassification	(7,510)	(10,338)
Expected credit losses at end of period	R$ 0	R$ 0